Organization (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES
General and administrative expense	$ 59,322	$ 107,988	$ 285,783
Operating Expenses	59,322	107,988	285,783
LOSS FROM OPERATIONS	(59,322)	(107,988)	(285,783)
OTHER INCOME/(EXPENSE)
Interest income	275	497	1,110
Total other income/(expense)	275	497	1,110
INCOME TAX
NET LOSS	(59,047)	(107,491)	$ (284,673)
Beijing Guangwang Hetong [Member]
OPERATING EXPENSES
General and administrative expense	362	26,585
Operating Expenses	362	26,585
LOSS FROM OPERATIONS	(362)	(26,585)
OTHER INCOME/(EXPENSE)
Interest income	4	41
Total other income/(expense)	(358)	(26,544)
INCOME TAX
NET LOSS	$ (358)	$ (26,544)